Label	Element	Value
Collateralized Loan Obligation And Collateralized Debt Obligation [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Financial liabilities	ifrs-full_FinancialLiabilities	$ 0
Structured Notes, Other Liabilities [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Financial liabilities	ifrs-full_FinancialLiabilities	$ 1,090,000,000
Structured Notes, FX-Linked [Member] | Recurring fair value measurement [member] | Bottom of range [member] | Foreign Exchange Volatility, Measurement Input [Member] | Option pricing model [member]
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.02
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.03
Structured Notes, FX-Linked [Member] | Recurring fair value measurement [member] | Top of range [member] | Foreign Exchange Volatility, Measurement Input [Member] | Option pricing model [member]
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.37
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.36
Structured Notes, FX-Linked [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Financial liabilities	ifrs-full_FinancialLiabilities	$ 2,778,000,000
Structured Notes, Equity-Linked Two [Member] | Recurring fair value measurement [member] | Bottom of range [member] | Equity Correlation, Measurement Input [Member] | Option pricing model [member]
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.32
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.22
Structured Notes, Equity-Linked Two [Member] | Recurring fair value measurement [member] | Top of range [member] | Equity Correlation, Measurement Input [Member] | Option pricing model [member]
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.99
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.99
Structured Notes, Equity-Linked One [Member] | Recurring fair value measurement [member] | Bottom of range [member] | Historical volatility for shares, measurement input [member] | Option pricing model [member]
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.06
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.06
Structured Notes, Equity-Linked One [Member] | Recurring fair value measurement [member] | Top of range [member] | Historical volatility for shares, measurement input [member] | Option pricing model [member]
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	1.42
Significant unobservable input, liabilities	ifrs-full_SignificantUnobservableInputLiabilities	0.95
Structured Notes, Equity-Linked One [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Financial liabilities	ifrs-full_FinancialLiabilities	$ 6,281,000,000